Non-Cash Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 31, 2020 shares	Jul. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Jul. 30, 2020 shares	Mar. 12, 2020 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reverse split, description			1-for-0.159 reverse split
Reverse split, ratio			6.289
Share price, per share | $ / shares						$ 0.00001
Unrecognized compensation cost related to unvested employee shares outstanding | $			$ 2.3
Weighted-average period of unvested employee shares outstanding			3 years
Number of share options granted				0
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding | $			$ 31.6
Weighted-average period of unvested employee shares outstanding			3 years 6 months
Weighted average grant-date fair value of share options granted | $ / shares			$ 9.87
Number of share options granted			3,760,210
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period			4 years
Modification of Equity Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price, per share | $ / shares		$ 12.82
Additional compensation expense related to modification | $		$ 1.3
Deferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock repurchased during period			0	0
Number of deferred shares converted from ordinary shares			1,780,944
Deferred Shares | Modification of Equity Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of deferred shares converted from ordinary shares		1,780,444
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period			4 years
General vesting period			3 years
Minimum [Member] | First Anniversary of Vesting Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			20.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period			5 years
General vesting period			4 years
Maximum | First Anniversary of Vesting Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			25.00%
2020 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares reserved for issuance	347,447
Purchase price of ordinary shares, percentage of fair market value	85.00%
Percentage of employee's compensation eligible	15.00%
ORDINARY £0.00001 PAR VALUE | Modification of Equity Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares converted		88,282
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of share awards to be issued	5,898,625
Term of ordinary shares subject to automatic increase in outstanding ordinary shares on each year	10 years
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year	4.00%
Terms of share option plan			Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan will automatically increase on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
2020 Plan | ORDINARY £0.00001 PAR VALUE
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of share awards to be issued	3,474,469				2,424,156